BORROWINGS - Short-term (Details) - CNY (¥)	Sep. 30, 2020	Dec. 31, 2019
Short-term borrowings	¥ 9,535,886,241	¥ 8,517,391,989
Long-term borrowings-current portion	609,502,227	529,857,922
Total short-term borrowings	¥ 10,145,388,468	¥ 9,047,249,911